Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	For the year ended December 31
in 000€	2018	2017	2016
Short-term employee benefits	2,334	2,190	2,693
Post-employment benefits	80	80	116
Termination benefits	−	−	−
Total	2,414	2,270	2,809
Warrants granted	−	−	199,500
Warrants outstanding	557,935	573,980	790,752

Disclosure of transactions between related parties [text block]
in 000€	Sale of goods to	Purchases from	Interest expense	Receivables	Liabilities
Non-executive directors of the group
2018	−	123	51	−	1,038
2017	−	96	50	−	965
2016	−	72	50	−	972

Shareholders of the group
2018	−	123	10	−	261
2017	−	172	11	−	371
2016	−	117	16	−	378

Joint ventures
2018	1,156	241	−	1,281	22
2017	714	23	−	804	28
2016	527	−	−	601	−